FIFTH THIRD FUNDS

Supplement Dated January 17, 2012 to the
Prospectus for the

Fifth Third Small Cap Growth Fund	Fifth Third LifeModel Aggressive Fund
Fifth Third Mid Cap Growth Fund	Fifth Third LifeModel Moderately Aggressive Fund
Fifth Third Quality Growth Fund	Fifth Third LifeModel Moderate Fund
Fifth Third Dividend Growth Fund	Fifth Third LifeModel Moderately Conservative Fund
Fifth Third Micro Cap Value Fund	Fifth Third LifeModel Conservative Fund
Fifth Third Small Cap Value Fund	Fifth Third High Yield Bond Fund
Fifth Third All Cap Value Fund	Fifth Third Total Return Bond Fund
Fifth Third Disciplined Large Cap Value Fund	Fifth Third Short Term Bond Fund
Fifth Third Structured Large Cap Plus Fund	Fifth Third Prime Money Market Fund
Fifth Third Equity Index Fund	Fifth Third Institutional Money Market Fund
Fifth Third International Equity Fund	Fifth Third U.S. Treasury Money Market Fund
Fifth Third Strategic Income Fund	Fifth Third Institutional Government Money Market Fund

Class A, Class B, Class C, Institutional Class, Select Class, Preferred Class and Trust Class Shares
Dated November 23, 2011

Changes in Portfolio Managers

Shareholders are advised that, effective January 13, 2012, Scott G. Richter is no longer a portfolio manager for the All Cap Value Fund and the Disciplined Large Cap Value Fund. All references to Mr. Richter contained in the Prospectus are hereby deleted.

Effective January 13, 2012, the paragraph under the heading “Fifth Third Disciplined Large Cap Value Fund-Summary-Management-Portfolio Manager” on page 31of the Prospectus was deleted in its entirety and replaced with the following:

Mary Jane Matts, CFA, FTAM Director of Large Cap Value Strategies, Portfolio Manager of the Fund since July 2005.

The Fifth Third Disciplined Large Cap Value Fund is managed by a team of investment professionals. Mary Jane Matts, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Ms. Matts is assisted in managing the Fund by Ted Y. Moore, CFA, and Peter M. Klein, CFA. Ms. Matts has served the Fund since July 2005; Mr. Moore has served the Fund since June 2008; and Mr. Klein has served the Fund since January 2012.

Effective January 13, 2012, the paragraph under the heading “Fund Management-Portfolio Managers-Disciplined Large Cap Value Fund” on page 102 of the Prospectus was deleted in its entirety and replaced with the following:

The Fifth Third Disciplined Large Cap Value Fund is managed by a team of investment professionals. Mary Jane Matts, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Ms. Matts is assisted in managing the Fund by Ted Y. Moore, CFA, and Peter M. Klein, CFA. Ms. Matts has served the Fund since July 2005; Mr. Moore has served the Fund since June 2008; and Mr. Klein has served the Fund since January 2012.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTF-PROS0117